Income Taxes - Significant Components of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Net operating loss carryforwards	$ 3,720	$ 16,096
Operating lease liabilities	691	766
Other accruals	101	61
Accrued compensation	448
Reserves	299	301
Deferred revenue	642	850
Intangible assets	32	253
Stock-based compensation	4,910	4,821
Total gross deferred tax assets	10,843	23,148
Deferred Tax Liabilities:
Property and equipment	(805)	(1,026)
Operating lease right-of-use assets	(655)	(739)
Other	(61)	(92)
Total gross deferred tax liabilities	(1,521)	(1,857)
Valuation allowance	$ (9,322)	$ (21,291)